SEMI-ANNUAL
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                                FINANCIAL REPORT
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                                STI CLASSIC FUNDS
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                            A Family of Mutual Funds
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             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND


                                November 30, 2001


                        [STI CLASSIC FUNDS LOGO OMITTED]

Dear Valued STI Classic Funds' Shareholder:

Equity prices, as measured by the S&P 500 Composite Index, drifted downward all summer despite lower interest rates. The primary causes were persistent erosion in profits expectations and a generally downbeat news flow, especially in the technology and telecommunications sectors which remained over-supplied with inventory. Price weakness continued in early September right up until the tragic terrorist attacks on the 11th. After a sharp but brief sell-off when the markets reopened on September 17th, equities bottomed on September 21st and through early December had recovered about 18% from the absolute low. In late November, a recession was declared to have begun in March.

In the aftermath of September 11th, we urged an aggressive approach to stocks. Our rationale included the following reasons for more constructive near-term view: 1) Aggressive lowering of short-term interest rates by the Federal Reserve (the "Fed") was potentially beneficial to the economy; 2) The Federal Government was also increasing fiscal stimulus to boost the economy; 3) Long-term interest rates had fallen to 40-year lows, making stocks more attractive; 4) Analysts' estimates for profits growth were finally beginning to approach realistic levels; 5) Investor psychology was very negative and it almost always pays to be optimistic when the consensus is gloomy; and finally 6) The bear market was eighteen months old, measured from March 2000, which was lengthy compared to an average bear market of about eleven months. In short, while there were plenty of reasons for concern, markets in the past have tended to overreact to crisis events. Generally such negative overreactions are the right time to lean the other way and become more positive in action. So far, this has played out in exactly the same fashion, with the best performing sectors off the September lows including economically sensitive Technology, Materials, Capital Goods and Consumer Discretionary stocks. On the other side of the ledger, defensive sectors such as Utilities and Energy have lagged. The market, having come a good ways in a hurry, may pause for breath, but overall it is on a typical track of recovering over 20% and several months in time before the end of a recession. Since we believe corporate profits will be on the upswing by Q2-2002, the market is performing its usual role of looking ahead to discount a better economy next year.

Over the last six months, investors have experienced both good and bad returns depending on asset mix. The mixed results illustrate again the merits of following sound diversification particularly for conservative investors who wish to minimize volatility. For example, bonds did quite well June through November, with corporate bonds up 5.9% and Governments up 6.3%. Stock investors were less fortunate, with the Large Cap S&P 500 -8.7% for the six-month period. The S&P 400 Mid Cap Index declined 6.8% and the S&P 600 Small Cap Index fell 2.6% during this period. While large cap stocks began to do better after September 11th, traditionally small caps, and especially the growth sector of small cap, have done quite well after the end of recessions.

In summary, it would be healthy for the stock market to take a pause. We are more price sensitive but the investing environment still looks quite positive for equities. We are a little more cautious on bonds, believing that eleven rate cuts by the Fed and a very steep yield curve have priced a lot of good news into bond prices. That said, corporate bonds and certain segments of the mortgage market still hold appeal due to the wide yield advantage over Treasury bonds.

Thank you for your loyalty and confidence in the STI Classic Funds.


                                      Sincerely,

                                     /s/Douglas S. Phillips

                                     Douglas S. Phillips, CFA
                                     Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (30.5%)
   FFCB (B)
     2.405%, 05/28/02                $140,000  $  140,000
   FHLB (D)
     2.500%, 12/05/02                  50,000      50,000
     2.500%, 12/12/02                 100,000     100,000
   FHLB, Ser DV02 (B)
     2.105%, 11/27/02                 100,000     100,000
   FHLMC Discount Note (C)
     3.590%, 04/25/02                 100,000      98,554
     3.411%, 05/03/02                  50,000      49,292
     3.428%, 06/24/02                  50,000      49,052
   FNMA (B)
     2.360%, 02/12/02                  55,000      55,000
     2.255%, 07/24/02                 130,000     130,000
   FNMA Discount Note (C)
     3.506%, 08/23/02                  75,000      73,128
     2.120%, 10/18/02                 100,000      98,110
   SLMA, MTN (B)
     2.395%, 05/08/02                 100,000      99,975
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $1,043,111)                          1,043,111
                                               ----------
CORPORATE OBLIGATIONS (21.7%)
BANKS (6.9%)
   First Tennessee Bank (B)
     2.215%, 01/29/02                  75,000      75,000
     2.515%, 05/20/02                  40,000      40,000
   Key Bank (B)
     2.310%, 01/07/02                  60,000      60,006
   National City Bank (B)
     2.455%, 05/21/02                  60,000      60,000
                                               ----------
                                                  235,006
                                               ----------
CONSUMER STAPLES (1.2%)
   Philip Morris (A) (B)
     3.713%, 12/04/01                  40,000      40,000
                                               ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCE (6.4%)
   Dorada Finance, MTN (B)
     2.235%, 11/15/02                $ 75,000  $   75,000
   General Motors Acceptance
     6.375%, 12/01/01                  12,000      12,000
   General Motors Acceptance,
     MTN (B)
     2.530%, 01/15/02                  23,000      23,000
   Sigma Finance, MTN (B)
     2.220%, 04/10/02                  35,000      35,000
     2.505%, 05/28/02                  25,000      25,000
     2.405%, 07/09/02                  50,000      50,000
                                               ----------
                                                  220,000
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (3.3%)
   Bear Stearns, MTN (B)
     2.505%, 06/11/02                  50,000      50,000
   Goldman Sachs, MTN (B)
     2.390%, 05/01/02                  65,000      65,039
                                               ----------
                                                  115,039
                                               ----------
SPECIAL PURPOSE ENTITY (3.9%)
   Assisted Living Funding,
     Ser 1999 (B)
     2.350%, 09/01/19                  23,170      23,170
   Beta Finance, MTN
     3.650%, 09/10/02                  35,000      35,000
   Beta Finance, MTN (B)
     2.565%, 05/03/02                  35,000      35,000
     2.405%, 07/15/02                  40,000      40,000
                                               ----------
                                                  133,170
                                               ----------
Total Corporate Obligations
     (Cost $743,215)                              743,215
                                               ----------
TAXABLE MUNICIPAL BONDS (7.1%)
   Alaska State, Housing Finance
     Agency, Ser C, RB, MBIA (B)
     2.160%, 12/01/32                  49,000      49,000

--------------------------------------------------------------------------------
                                                                    (UNAUDITED)


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS--CONTINUED
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser H, RB, FSA
     Callable 12/05/01 @ 100 (B)
     2.150%, 02/01/17                $ 65,600  $   65,600
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser H, RB, MBIA (B)
     2.130%, 08/01/19                  23,400      23,400
   California State, Housing Finance
     Agency, Home Mortgage,
     Ser P, RB, FSA
     Callable 12/05/01 @ 100 (B)
     2.170%, 08/01/29                  36,500      36,500
   New York City, Multi-Family
     Housing Development Authority,
     West 26th St. Development
     Project, Ser A, RB
     Callable 12/04/01 @ 100 (B)
     2.170%, 06/01/33                  22,755      22,755
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, Ser A, RB
     Callable 01/02/02 @ 100 (B)
     2.350%, 07/01/31                   4,960       4,960
   Newport News, Virginia, Economic
     Development Authority,
     Shipbuilding Project, Ser B, RB
     Callable 01/02/02 @ 100 (B)
     2.300%, 07/01/31                  26,775      26,775
   Pittsburgh & Allegheny Counties,
     Pennsylvania, Sports & Exhibit
     Authority, RB, AMBAC (B)
     2.344%, 07/01/30                  14,720      14,720
                                               ----------
Total Taxable Municipal Bonds
     (Cost $243,710)                              243,710
                                               ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (11.9%)
CONSUMER CYCLICALS (0.4%)
   Walt Disney
     3.750%, 02/25/02                $ 15,000  $   14,865
                                               ----------
FINANCE (6.3%)
   General Electric Capital
     2.440%, 12/31/01                  75,000      74,847
     3.670%, 02/11/02                  25,000      24,817
   Starfish Global Asset
     2.200%, 12/12/01                 100,000      99,933
     2.200%, 12/13/01                  15,000      14,989
                                               ----------
                                                  214,586
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (5.2%)
   Credit Suisse First Boston
     3.540%, 01/28/02                  40,000      39,772
   Goldman Sachs Group
     3.710%, 02/04/02                  35,000      34,766
   Morgan Stanley Dean Witter (B)
     2.210%, 12/07/01                  30,000      30,000
   UBS Paine Webber
     3.730%, 03/08/02                  75,000      74,246
                                               ----------
                                                  178,784
                                               ----------
Total Commercial Paper
     (Cost $408,235)                              408,235
                                               ----------
CERTIFICATE OF DEPOSIT (2.6%)
   Marshall & Ilsley Bank (D)
     6.150%, 12/02/02                  85,000      87,800
                                               ----------
Total Certificate of Deposit
     (Cost $87,800)                                87,800
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED

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                                     SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (9.1%)
   AIM Liquid Assets Fund         155,000,000  $  155,000
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A        155,000,000     155,000
                                               ----------
Total Cash Equivalents
     (Cost $310,000)                              310,000
                                               ----------
REPURCHASE AGREEMENTS (24.0%)
   ABN Amro
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $242,672,057 (collateralized
     by U.S. Government obligations:
     total market value $247,482,974)
     (E)                             $242,630     242,630
   Barclays Capital
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $32,862,210 (collateralized by
     U.S. Government obligations:
     total market value $33,516,618)
     (E)                               32,856      32,856
   Deutsche Bank
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $71,798,020 (collateralized by
     U.S. Government obligations:
     total market value $73,221,228)
    (E)                                71,786      71,786
   Greenwich Capital
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $73,036,845 (collateralized by
     U.S. Government obligations:
     total market value $74,485,185)
     (E)                               73,024      73,024
   Merrill Lynch
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $251,472,943 (collateralized by
     U.S. Government obligations:
     total market value $256,458,570)
     (E)                              251,429     251,429

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Salomon Smith Barney
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $104,248,361 (collateralized by
     U.S. Government obligations:
     total market value $106,861,176)
     (E)                             $104,230  $  104,230
   UBS Warburg
     2.090% dated 11/30/01, matures
     12/03/01, repurchase price
     $44,813,186 (collateralized by
     U.S. Government obligations:
     total market value $45,704,063)
    (E)                                44,805      44,805
                                               ----------
Total Repurchase Agreements
     (Cost $820,760)                              820,760
                                               ----------
Total Investments (106.9%)
   (Cost $3,656,831)                            3,656,831
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-6.9%)
   Securities Purchased Payable                  (239,377)
   Other Assets and Liabilities, Net                4,390
                                               ----------
Total Other Assets and Liabilities               (234,987)
                                               ----------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 3,421,843,574 outstanding
   shares of beneficial interest                3,421,844
                                               ----------
Total Net Assets (100.0%)                      $3,421,844
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares          $1.00
                                               ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

-------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (50.3%)
   FFCB (B)
     2.395%, 05/16/02                $ 50,000  $   49,999
     2.405%, 05/28/02                  20,000      20,000
   FHLB (D)
     2.500%, 12/05/02 to 12/12/02      75,000      75,000
   FHLB, Ser 5302 (B)
     2.255%, 07/11/02                  25,000      25,000
   FHLB, Ser AG02
     2.620%, 10/11/02                  20,000      20,000
   FHLB, Ser DV02 (B)
     2.105%, 11/27/02                  50,000      50,000
   FHLB, Ser J402 (B)
     2.375%, 02/14/02                  25,000      25,000
   FHLMC Discount Note (C)
     3.421%, 06/03/02                  30,000      29,489
     3.462%, 07/18/02                  25,000      24,466
   FHLMC Discount Note, Ser RB (C)
     2.237%, 11/07/02                  15,000      14,689
   FNMA (B)
     2.360%, 02/12/02                  35,000      35,000
     2.090%, 05/13/02                  20,000      20,000
     2.255%, 07/24/02                  30,000      30,000
   FNMA Discount Note (C)
     3.810%, 02/22/02                  15,000      14,872
     4.024%, 03/05/02                  20,000      19,796
     3.686%, 04/05/02                  25,000      24,689
     3.690%, 04/16/02                  25,000      24,662
     2.161%, 10/18/02                  25,000      24,528
   SLMA, MTN (B)
     2.395%, 05/08/02                  30,000      29,992
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $557,182)                              557,182
                                               ----------

--------------------------------------------------------------------------------
                                    SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (8.1%)
   Financial Square Government
     Portfolio                     45,000,000   $  45,000
   SEI Daily Income Trust
     Government Fund, Cl A         45,000,000      45,000
                                                ---------
Total Cash Equivalents
     (Cost $90,000)                                90,000
                                                ---------
REPURCHASE AGREEMENTS (48.4%)
   JP Morgan Chase
     2.095% dated 11/30/01, matures
     12/03/01, repurchase price
     $162,708,734 (collateralized by
     U.S. Government obligations:
     total market value $167,562,784)
     (E)                             $162,680     162,680
   Lehman Brothers
     2.035% dated 11/30/01, matures
     12/03/01, repurchase price
     $38,097,182 (collateralized by
     U.S. Government obligations:
     total  market value $38,854,166)
     (E)                               38,091      38,091
   Merrill Lynch
     2.085% dated 11/30/01, matures
     12/03/01, repurchase price
     $50,235,529 (collateralized by
     U.S. Government obligations:
     total market value $51,234,134)
     (E)                               50,227      50,227
   Salomon Smith Barney
     2.075% dated 11/30/01, matures
     12/03/01, repurchase price
     $50,663,320 (collateralized by
     U.S. Government obligations:
     total market value $56,742,758)   50,654      50,654
     (E)

-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   UBS Warburg
     2.125% dated 11/30/01, matures
     12/03/01, repurchase price
     $235,325,748 (collateralized by
     U.S. Government obligations:
     total market value $239,990,009)
     (E)                            $  235,284 $  235,284
                                               ----------
Total Repurchase Agreements
     (Cost $536,936)                              536,936
                                               ----------
Total Investments (106.8%)
   (Cost $1,184,118)                            1,184,118
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-6.8%)
   Securities Purchased Payable                   (75,870)
   Other Assets and Liabilities, Net                   53
                                               ----------
Total Other Assets and Liabilities                (75,817)
                                               ----------
NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par
   value) based on 1,108,253,293
   outstanding shares of beneficial interest    1,108,253
Accumulated net realized gain
   on investments                                      48
                                               ----------
Total Net Assets (100.0%)                      $1,108,301
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares          $1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.7%)
   U.S. Treasury Notes
     6.625%, 05/31/02                $ 25,000  $   25,307
     5.625%, 11/30/02                 250,000     258,115
                                               ----------
Total U.S. Treasury Obligations
     (Cost $283,422)                              283,422
                                               ----------

CASH EQUIVALENTS (9.0%)
   AIM Institutional
     Treasury Fund                120,000,000     120,000
   Dreyfus Treasury
     Cash Management,
     Institutional Shares          70,000,000      70,000
   Dreyfus Treasury Prime
     Cash Management,
     Institutional Shares          10,000,000      10,000
                                               ----------
Total Cash Equivalents
     (Cost $200,000)                              200,000
                                               ----------
REPURCHASE AGREEMENTS (78.5%)
   ABN Amro
     2.005% dated 11/30/01, matures
     12/03/01, repurchase price
     $100,022,265 (collateralized by
     U.S. Government obligations:
     total market value $102,006,775) 100,006     100,006
     (E)
   Deutsche Bank
     2.075% dated 11/30/01, matures
     12/03/01, repurchase price
     $100,028,627 (collateralized by
     U.S. Government obligations:
     total market value $102,011,641) 100,011     100,011
     (E)

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--CONTINUED
   Dresdner Bank
     2.005% dated 11/30/01, matures
     12/03/01, repurchase price
     $77,810,615 (collateralized by
     U.S. Government obligations:
     total market value $79,357,724)
     (E)                             $ 77,798  $   77,798
   JP Morgan Chase
     2.055% dated 11/30/01, matures
     12/03/01, repurchase price
     $538,817,239 (collateralized by
     U.S. Government obligations:
     total market value $549,501,995)
     (E)                              538,725     538,725
   Lehman Brothers
     2.015%  dated 11/30/01, matures
     12/03/01, repurchase price
     $91,901,097 (collateralized by
     U.S. Government obligations:
     total market value $93,725,025)
     (E)                               91,886      91,886
   Merrill Lynch
     2.055% dated 11/30/01, matures
     12/03/01, repurchase price
     $105,853,580 (collateralized by
     U.S. Government obligations:
     total market value $107,953,168)
     (E)                              105,836     105,836
   Paribas
     2.055% dated 11/30/01, matures
     12/03/01, repurchase price
     $105,035,268 (collateralized by
     U.S. Government obligations:
     total market value $107,100,926)
     (E)                              105,017     105,017
   Salomon Smith Barney
     2.035% dated 11/30/01, matures
     12/03/01, repurchase price
     $105,315,278 (collateralized by
     U.S. Government obligations:
     total market value $107,463,042)
     (E)                              105,297     105,297

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001                                 (UNAUDITED)


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND--CONCLUDED

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--CONTINUED
   UBS Warburg
     2.065% dated 11/30/01, matures
     12/03/01, repurchase price
     $527,884,179 (collateralized by
     U.S. Government obligations:
     total market value $538,349,276)
     (E)                             $527,793  $  527,793
                                               ----------
Total Repurchase Agreements
     (Cost $1,752,369)                          1,752,369
                                               ----------
Total Investments (100.2%)
   (Cost $2,235,791)                            2,235,791
                                               ----------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)          (3,611)
                                               ----------

NET ASSETS:
Fund shares of the Institutional Shares
   (unlimited authorization -- no par value)
   based on 526,682,294 outstanding
   shares of beneficial interest                  526,682
Fund shares of the Corporate Trust Shares
   (unlimited authorization -- no par
   value) based on 1,704,689,725
   outstanding shares of beneficial
   interest                                     1,704,690
Undistributed net investment income                     3
Accumulated net realized gain
   on investments                                     805
                                               ----------
Total Net Assets (100.0%)                      $2,232,180
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares          $1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Corporate Trust Shares        $1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 9.

-------------------------------------------------------------------------------


                        KEY TO ABBREVIATIONS USED IN THE
                            STATEMENTS OF NET ASSETS


AMBAC    Security insured by the American Municipal Bond Assurance
         Corporation
Cl       Class
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Security insured by Financial Security Assurance
MBIA     Security insured by the Municipal Bond Insurance Association
MTN      Medium Term Note
RB       Revenue Bond
Ser      Series
SLMA     Student Loan Marketing Association
(A)      Private Placement Security
(B) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 2001.
(C)      Rate shown is the effective yield at the date of purchase.
(D)      Security purchased on a when-issued basis
(E)      Tri-Party Repurchase Agreement

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


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2001                                           (UNAUDITED)


                                                                        CLASSIC           CLASSIC           CLASSIC
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                    CASH MANAGEMENT   U.S. GOVERNMENT    U.S. TREASURY
                                                                     MONEY MARKET    SECURITIES MONEY  SECURITIES MONEY
                                                                         FUND           MARKET FUND       MARKET FUND
                                                                   ----------------  ----------------  ----------------
                                                                       06/01/01-         06/01/01-         06/01/01-
                                                                       11/30/01          11/30/01          11/30/01
                                                                       --------         ----------        ----------
Income:
   Interest Income                                                      $58,309           $15,584          $37,829
                                                                        -------           -------          -------
Expenses:
   Investment Advisory Fees ....................................          3,281               889            2,355
   Administrator Fees ..........................................          1,139               308              818
   Transfer Agent  Fees - Institutional Shares .................              8                 8                8
   Transfer Agent Fees - Corporate Trust Shares ................             --                --                8
   Transfer Agent Out of Pocket Expenses .......................             85                23               62
   Printing Fees ...............................................             82                22               59
   Custody Fees ................................................             41                11               30
   Professional Fees ...........................................             66                18               47
   Trustee Fees ................................................             17                 5               12
   Registration Fees ...........................................            110                43              106
   Shareholder Service Fees - Corporate Trust Shares ...........             --                --            1,854
   Insurance and Other Fees ....................................              3                 6               17
                                                                        -------           -------          -------
   Total Expenses ..............................................          4,832             1,333            5,376
                                                                        -------           -------          -------
   Less: Investment Advisory Fees Waived                                   (443)              (39)            (165)
           Administrator Fees Waived ...........................           (328)              (89)            (236)
                                                                        -------           -------          -------
    Net Expenses ...............................................          4,061             1,205            4,975
                                                                        -------           -------          -------
Net Investment Income ..........................................         54,248            14,379           32,854
                                                                        -------           -------          -------
Net Realized Gain on Securities Sold ...........................             --                --              816
                                                                        -------           -------          -------
Increase in Net Assets Resulting from Operations ...............        $54,248           $14,379          $33,670
                                                                        =======           =======          =======
Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            11


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED MAY 31, 2001


                                               CLASSIC                             CLASSIC                           CLASSIC
                                            INSTITUTIONAL                       INSTITUTIONAL                     INSTITUTIONAL
                                           CASH MANAGEMENT                     U.S. GOVERNMENT                    U.S. TREASURY
                                            MONEY MARKET                      SECURITIES MONEY                  SECURITIES MONEY
                                                FUND                             MARKET FUND                       MARKET FUND
                                      --------------------------        --------------------------       ---------------------------
                                       06/01/01-     06/01/00 -          06/01/01 -     06/01/00 -         06/01/01 -    06/01/00 -
                                       11/30/01      05/31/01            11/30/01       05/31/01           11/30/01      05/31/01
                                      ----------    -----------         -----------    -----------        -----------   -----------
Operations:
  Net Investment Income ............ $   54,248     $  156,056          $   14,379     $  43,930          $   32,854     $   90,099
  Net Realized Gain (Loss)
      on Investments ...............         --             (1)                 --            73                 816             (8)
                                     ----------     ----------          ----------      --------          ----------     ----------
  Increase in Net Assets
      from Operations ..............     54,248        156,055              14,379        44,003              33,670         90,091
                                     ----------     ----------          ----------      --------          ----------     ----------
Distributions to Shareholders:
  Net Investment Income:
    Institutional Shares ...........    (54,248)      (155,491)            (14,379)      (43,930)             (7,360)       (21,487)
    Corporate Trust Shares .........         --             --                  --            --             (25,494)       (68,648)
                                     ----------     ----------          ----------      --------          ----------     ----------
  Total Distributions ..............    (54,248)      (155,491)            (14,379)      (43,930)            (32,854)       (90,135)
                                     ----------     ----------          ----------      --------          ----------     ----------
Capital Transactions (1):
  Institutional Shares:
    Proceeds from
      Shares Issued ................  3,460,102      7,960,103           1,694,881     2,104,691           1,166,450      2,215,790
    Reinvestments of
      Cash Distributions ...........     37,325        109,209               4,905        12,179               4,799         19,897
    Cost of Shares Repurchased ..... (3,304,983)    (7,152,161)         (1,487,674)   (1,871,380)         (1,224,782)    (1,985,171)
                                     ----------     ----------          ----------      --------          ----------     ----------
  Increase (Decrease) in Net Assets
    from Institutional Share
    Transactions ...................    192,444        917,151             212,112       245,490             (53,533)       250,516
                                     ----------     ----------          ----------      --------          ----------     ----------
  Corporate Trust Shares:
    Proceeds from
      Shares Issued ................         --             --                  --            --           2,200,630      2,678,255
    Cost of Shares Repurchased .....         --             --                  --            --          (1,799,590)    (2,513,136)
                                     ----------     ----------          ----------      --------          ----------     ----------
  Increase in Net Assets
    from Corporate Trust Share
    Transactions ...................         --             --                  --            --             401,040        165,119
                                     ----------     ----------          ----------      --------          ----------     ----------
  Increase in Net Assets
    from Share Transactions ........    192,444        917,151             212,112       245,490             347,507        415,635
                                     ----------     ----------          ----------      --------          ----------     ----------
      Total Increase
       in Net Assets ...............    192,444        917,715             212,112       245,563             348,323        415,591
                                     ----------     ----------          ----------      --------          ----------     ----------
Net Assets:
    Beginning of Period ............  3,229,400      2,311,685             896,189       650,626           1,883,857      1,468,266
                                     ----------     ----------          ----------      --------          ----------     ----------
    End of Period .................. $3,421,844     $3,229,400          $1,108,301      $896,189          $2,232,180     $1,883,857
                                     ==========     ==========          ==========      ========          ==========     ==========
Amounts designated as "--" are either $0 or round to $0.



------------------------------------------------------------------------------------------------------------------------------------

                                        CLASSIC                        CLASSIC                     CLASSIC
                                      INSTITUTIONAL                INSTITUTIONAL                INSTITUTIONAL
                                     CASH MANAGEMENT              U.S. GOVERNMENT               U.S. TREASURY
                                      MONEY MARKET               SECURITIES MONEY             SECURITIES MONEY
                                          FUND                      MARKET FUND                  MARKET FUND
                                ------------------------    -------------------------    ------------------------
                                 06/01/01-     06/01/00-     06/01/01-      06/01/00-     06/01/01-     06/01/00-
                                 11/30/01       05/31/01      11/30/01      05/31/01      11/30/01      05/31/01
                                ----------    ----------    ----------     ----------    ----------    ----------
(1) Shares Issued and Redeemed:
  Institutional Shares:
    Shares Issued ............  3,460,102      7,960,103     1,694,881     2,104,691      1,166,450      2,215,790
    Shares Issued in Lieu
      of Cash Distributions ..     37,325        109,209         4,905        12,179          4,799         19,897
    Shares Redeemed .......... (3,304,983)    (7,152,161)   (1,487,674)   (1,871,380)    (1,224,782)    (1,985,171)
                               ----------     ----------    ----------    ----------     ----------     ----------
  Net Institutional
   Share Transactions ........    192,444        917,151       212,112       245,490        (53,533)       250,516
                               ----------     ----------    ----------    ----------     ----------     ----------
  Corporate Trust Shares:
    Shares Issued ............         --             --            --            --      2,200,630      2,678,255
    Shares Redeemed ..........         --             --            --            --     (1,799,590)    (2,513,136)
                               ----------     ----------    ----------    ----------     ----------     ----------
  Net Corporate Trust
    Share Transactions .......         --             --            --            --        401,040        165,119
                               ----------     ----------    ----------    ----------     ----------     ----------
  Net Change in Capital
    Shares ...................    192,444        917,151       212,112       245,490        347,507        415,635
                               ==========     ==========    ==========    ==========     ==========     ==========


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                NET                                  NET ASSET
                        NET ASSET VALUE     INVESTMENT      DISTRIBUTIONS FROM       VALUE END             TOTAL
                      BEGINNING OF PERIOD     INCOME       NET INVESTMENT INCOME     OF PERIOD            RETURN+
                      -------------------   ----------     ---------------------    ------------         ---------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
           2001*             $1.00             $0.02              $(0.02)              $1.00                1.67%
           2001               1.00              0.06               (0.06)               1.00                6.13
           2000               1.00              0.05               (0.05)               1.00                5.56
           1999**             1.00              0.02               (0.02)               1.00                1.58
           For the years ended January 31:
           1999               1.00              0.05               (0.05)               1.00                5.46
           1998               1.00              0.06               (0.06)               1.00                5.66
           1997               1.00              0.05               (0.05)               1.00                5.45

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
           2001*             $1.00             $0.02              $(0.02)              $1.00                1.65%
           2001               1.00              0.06               (0.06)               1.00                5.98
           2000               1.00              0.05               (0.05)               1.00                5.39
           1999**             1.00              0.02               (0.02)               1.00                1.56
           For the years ended January 31:
           1999               1.00              0.05               (0.05)               1.00                5.30
           1998               1.00              0.05               (0.05)               1.00                5.52
           1997               1.00              0.05               (0.05)               1.00                5.29

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           2001*             $1.00             $0.01              $(0.01)              $1.00                1.47%
           2001               1.00              0.06               (0.06)               1.00                5.74
           2000               1.00              0.05               (0.05)               1.00                5.25
           1999               1.00              0.05               (0.05)               1.00                4.97
           1998               1.00              0.05               (0.05)               1.00                5.50
           1997(C)            1.00              0.02               (0.02)               1.00                2.46
Corporate Trust Shares
           2001*             $1.00             $0.01              $(0.01)              $1.00                1.37%
           2001               1.00              0.05               (0.05)               1.00                5.53
           2000 (D)           1.00              0.05               (0.05)               1.00                5.02


 +  Returns are for the period indicated and have not been annualized. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
 *  For the six month period ended November 30, 2001. All ratios for the period have been annualized.
**  For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic
    Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                                        RATIO OF            NET INVESTMENT
                                                                  RATIO OF             EXPENSES TO             INCOME TO
                       NET ASSETS           RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS     AVERAGE NET ASSETS
                         END OF            EXPENSES TO            INCOME TO        (EXCLUDING WAIVERS     (EXCLUDING WAIVERS
                      PERIOD (000)     AVERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
                      ------------     ------------------    ------------------    ------------------     ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
             2001*      $3,421,844              0.25%               3.31%                  0.30%                  3.26%
             2001        3,229,400              0.25                5.91                   0.30                   5.86
             2000        2,311,685              0.25                5.42                   0.30                   5.37
             1999**      1,888,483              0.25                4.79                   0.35                   4.69
             For the years ended January 31:
             1999          884,490              0.23                5.31                   0.35                   5.19
             1998          740,837              0.20                5.52                   0.36                   5.36
             1997          477,435              0.20                5.33                   0.38                   5.15

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
Institutional Shares
             2001*      $1,108,301              0.27%               3.24%                  0.30%                  3.21%
             2001          896,189              0.26                5.72                   0.29                   5.69
             2000          650,626              0.25                5.27                   0.29                   5.23
             1999**        617,089              0.25                4.73                   0.36                   4.62
             For the years ended January 31:
             1999          688,031              0.23                5.18%                  0.36%                  5.05
             1998          789,410              0.20                5.39                   0.37                   5.22
             1997          586,731              0.20                5.17                   0.37                   5.00

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
             2001*      $  526,881              0.27%               2.93%                  0.30%                  2.90%
             2001          580,227              0.27                5.44                   0.30                   5.41
             2000          329,725              0.25                5.17                   0.31                   5.11
             1999          283,525              0.20                4.83                   0.47                   4.56
             1998          140,334              0.18                5.34                   0.38                   5.14
             1997(C)        20,238              0.09                5.27                   0.51                   4.85
Corporate Trust Shares
             2001*      $1,705,299              0.47%               2.75%                  0.50%                  2.72%
             2001        1,308,630              0.46                5.38                   0.50                   5.34
             2000 (D)    1,138,541              0.45                4.93                   0.49                   4.89

(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is
    the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
(D) Commenced operations on June 3, 1999. All ratios for the period have been annualized.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-seven funds as of November 30, 2001: the Balanced Fund, the Capital Appreciation Fund, the Growth and Income Fund, the Information and Technology Fund (formerly the E-Commerce Opportunity Fund), the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, the Vantage Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, the Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Strategic Income Fund, the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund, the Virginia Tax-Free Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully vested.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on June 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEIInvestments Mutual Funds Services ("the Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated November 21, 1995. The Distributor does not receive any fees for its distribution services provided under this agreement.

NOTES TO FINANCIAL STATEMENTS  (concluded)
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2001


The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $472,591 for the period ended November 30, 2001.

The Trust has also entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of Sun Trust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For its services SunTrust Robinson Humphrey received $550,684 for the period ended November 30, 2001.

4. Administration, Shareholder, and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan (the "Plan") for the Corporate Trust Shares. The Fund pays the Distributor a monthly shareholder services fee at an annual rate of 0.20% of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by the Distributor to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Adviser") have entered into an advisory agreement dated June 15, 1993, and last amended as of November 30, 2001.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:
                                                          MAXIMUM
                                                           ANNUAL
                                                        ADVISORY FEE
                                                       --------------
Classic Institutional Cash Management
   Money Market Fund                                       0.20%
Classic Institutional U.S. Government Securities
   Money Market Fund                                       0.20%
Classic Institutional U.S. Treasury Securities
   Money Market Fund                                       0.20%

The Investment Adviser and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank (the "Custodian") acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated, are determined by the Investment Adviser to be of comparable quality. The Classic Institutional U.S. Government Securities Money Market Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                INVESTMENT ADVISER

                         Trusco Capital Management, Inc.


                    STI Classic Funds are not deposits,  are
                    not insured or guaranteed by the FDIC or
                    any other government agency, and are not
                    endorsed   by  and  do  not   constitute
                    obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

              This information must be preceded or accompanied by a
                   current prospectus for each Fund described.




                                                                STI-SA-004-0200